Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2014
Assumptions Used to Determine Fair Market Value of Stock Options Granted

The following assumptions were utilized for the years ended December 31, 2011, 2012, and 2013 and the six months ended June 30, 2014:

	December 31,			June 30, 2014
	2011	2012	2013
				(unaudited)
Weighted average fair value options granted	$1.09	$1.46	$3.97	$13.12
Average risk-free interest rate	1.21%	0.87%	1.41%	2.00%
Expected stock price volatilities(a)	60.40%	54.80%	50.7%	50.5%
Dividend yield	None	None	None	None
Expected stock option life (years)	6.08	6.11	5.20	6.29

a)	There was no active external or internal market for the Company’s shares until April of 2014. Thus, it was not possible to estimate the expected volatility of the Company’s share price in estimating fair value of options granted. As a substitute for such volatility, the Company used the historical volatility of comparable companies.

Summary of Stock Option Activity

A summary of the Company’s stock option activity is as follows:

	Fiscal Year Ended December 31, 2011
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
Outstanding at beginning of period	—	N/A
Granted	3,992,500	$3.80
Forfeited	(135,000)	3.80

Outstanding at end of period	3,875,500	$3.80	$2,003	9.79

Vested and expected to vest at end of period	3,310,894	3.80	1,722	9.73
Exercisable at end of period	2,344	3.80	$1	9.70

	Fiscal Year Ended December 31, 2012
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
Outstanding at beginning of period	3,857,500	$3.80	$2,003	9.79
Granted	1,619,167	5.16
Forfeited	(541,799)	3.88
Exercised	(29,860)	3.80

Outstanding at end of period	4,905,008	$4.24	8,632	9.37

Vested and expected to vest at end of period	4,323,108	4.22	7,687	9.41
Exercisable at end of period	1,222,222	3.80	$2,689	9.41

	Fiscal Year Ended December 31, 2013
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
Outstanding at beginning of period	4,905,008	$4.24	$8,632	9.37
Granted	3,698,708	3.78
Forfeited	(458,204)	4.40
Exercised	(475,959)	3.04

Outstanding at end of period	7,669,553	$4.08	56,844	8.29

Vested and expected to vest at end of period	7,193,713	4.02	53,870	8.27
Exercisable at end of period	3,081,017	3.64	$24,197	8.18

	Six Months Ended June 30, 2014
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
	(unaudited)
Outstanding at beginning of period	7,669,553	$4.08	$56,844	8.29
Granted	1,739,273	15.13
Forfeited	(558,820)	4.27
Exercised	(695,627)	3.31

Outstanding at end of period	8,154,379	6.44	236,210	8.20

Vested and expected to vest at end of period	6,587,727	5.60	196,389	8.06
Exercisable at end of period	3,493,142	$3.88	$110,146	7.76

Options Outstanding and Exercisable by Exercise Price Ranges

The options outstanding and exercisable as of June 30, 2014 have been segregated into ranges for additional disclosure as follows:

Exercise Price	Outstanding on June 30, 2014(1)	Weighted Average Remaining Term (years)	Vested and Expected to Vest on June 30, 2014	Weighted Average Exercise Term (years)	Exercisable on June 30, 2014	Weighted Average Exercise Term (years)
(unaudited)
$ 0.06	8,554	4.47	8,544	4.47	8,554	4.47
0.08	87,654	4.98	87,654	4.98	87,654	4.98
0.44	74,823	6.03	74,212	6.03	69,067	6.01
0.78	77,867	6.45	73,971	6.45	32,632	6.52
0.90	255,793	6.86	239,093	6.86	138,714	6.88
2.00	1,098,402	7.59	889,702	7.56	439,976	7.47
2.62	50,000	7.31	50,000	7.31	50,000	7.31
3.80	2,546,905	7.98	2,397,213	7.99	1,768,388	8.00
4.62	50,599	7.97	40,930	7.97	25,298	7.97
5.06	59,725	8.07	49,386	8.07	3,582	8.08
5.08	155,797	8.14	90,184	8.14	50,352	8.14
5.20	338,952	7.42	288,053	7.39	161,020	7.41
5.60	1,070,535	8.00	916,871	8.04	446,447	8.06
6.20	125,058	8.35	98,269	8.35	28,617	8.32
6.22	125	8.38	104	8.38	—	n/a
8.40	164,888	8.63	153,399	8.62	106,173	8.59
8.42	93,739	8.60	66,633	8.60	31,072	8.59
10.82	199,000	8.80	123,791	8.80	42,177	8.81
11.50	28,750	9.44	13,422	9.42	389	8.69
13.70	1,566,930	9.60	820,956	9.60	—	n/a
30.91	122,100	9.89	57,147	9.89	—	n/a
35.31	18,183	9.78	18,183	9.78	3,030	9.78

Total	8,154,379	8.20	6,587,727	8.06	3,493,142	7.76

(1)	Includes 34,512 shares of restricted common stock owned by officers of the Company that contain forfeiture provisions.